Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
5.	Fair Value of Financial Instruments

At December 31, 2017 and 2016 the Company had no financial assets and no Level 1 and Level 2 financial liabilities measured on a recurring basis. At December 31, 2017 and 2016 the Company had no financial assets or liabilities measured on a nonrecurring basis.

The fair value of the Company’s Level 3 financial liabilities measured on a recurring basis at December 31 is summarized in the following table (in thousands):

	Level 3 Financial Liabilities
	2017	2016
Series D 2X liquidation preference	$79,870	$8,030

Series D 2X Liquidation Preference is stated at fair value and is considered a Level 3 input because the fair value measurement is based, in part, on significant inputs not observed in the market. The Company determined the fair value of Series D 2X Liquidation Preference as described below.

The following table summarizes the changes in Level 3 financial liabilities measured at fair value on a recurring basis for the two years ended December 31, 2017 (in thousands):

Series D 2X Liquidation Preference
Balance at December 31, 2015	$—
Issuance of Series D 2X liquidation preference	7,487
Change in fair value of Series D 2X liquidation preference	543

Balance at December 31, 2016	$8,030
Issuance of Series D 2X liquidation preference	10,665
Change in fair value of Series D 2X liquidation preference	61,175

Balance at December 31, 2017	$79,870

Series D 2X Liquidation Preference

As described in the Series D 2X Liquidation Preference discussion in Note 2 — Summary of Significant Accounting Policies, the Company’s issuance of Series D resulted in the identification of an embedded derivative that required bifurcation and liability accounting at fair value. See the Series D Redeemable Convertible Preferred Stock discussion in Note 8 — Convertible Preferred Stock for the terms of the Series D.

To determine the fair value of the Company’s Series D 2X Liquidation Preference, the Company utilized a hybrid valuation model that considered the probability of achieving certain exit scenarios, the entity’s cost of capital, the estimated period the Series D 2X Liquidation Preference would be outstanding, consideration received for the instrument with the Series D 2X Liquidation Preference and at what price and changes, if any, in the fair value of the underlying instrument to the Series D 2X Liquidation Preference. The valuation resulted in a concluded fair value of the Series D 2X Liquidation Preference as of July 18, 2016, the original issuance date, of $7.6 million.

In December 2016, upon the final closing of the Series D, the Company determined the issuance of the new shares of Series D had a favorable impact on the overall fair value of the derivative liability at issuance of $0.1 million due to (i) an increased number of shares outstanding as of December 31, 2016, (ii) changes in the Company’s forecast and (iii) changes in the timing of exit scenarios that resulted in a decreased enterprise value. Management recorded the $0.1 million as a reduction of the overall Series D 2X Liquidation Preference liability. As such, for the year ended December 31, 2016 the issuance of the Series D 2X Liquidation Preference was recorded as $7.5 million.

To determine the fair value of the Company’s Series D 2X Liquidation Preference associated with the August and November 2017 issuances of 15 shares and 5 shares, respectively, of Series D in connection with the Series D Amendment (see the Series D Amendment discussion in Note 8 — Convertible Preferred Stock), the Company utilized a hybrid valuation model that considers the probability of achieving certain exit scenarios, the Company’s cost of capital, the estimated period the Series D 2X Liquidation Preference would be outstanding, consideration received for the instrument with the Series D 2X Liquidation Preference and at what price and changes, if any, in the fair value of the underlying instrument to the Series D 2X Liquidation Preference. The valuations resulted in a concluded fair value of the Series D 2X Liquidation Preference at issuance of $2.8 million and $7.9 million for the 15 and 5 shares, respectively, of Series D in connection with the Series D Amendment.

The estimated change in fair value of the Series D 2X Liquidation Preference liability for the years ended December 31, 2017 and 2016 was $61.2 million and $0.5 million, respectively.